Eaton Vance
Government Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 4.2%
Security	Principal Amount (000's omitted)	Value
CFMT LLC, Series 2023-HB12, Class M4, 4.25%, 4/25/33(1)(2)	$3,490	$ 3,157,392
FMC Issuer Trust-FMSR, Series 2024-FT1, Class A, 6.559%, 9/25/29(1)	3,000	2,993,096
KKR SFR Warehouse Participation, 7.812%, (30-day SOFR Average + 3.50%), 12/13/25(3)	3,363	3,366,012
LoanDepot GMSR Master Trust, Series 2018-GT1, Class A, 7.97%, (1 mo. SOFR + 3.664%), 10/16/25(1)(3)	1,000	997,462
NRZ Excess Spread-Collateralized Notes:
Series 2021-FNT1, Class A, 2.981%, 3/25/26(1)	169	164,128
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	1,006	965,825
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(1)	1,000	799,571
STAR Trust, Series 2021-SFR1, Class H, 8.872%, (1 mo. SOFR + 4.564%), 4/17/38(1)(3)	500	475,652
VINE Trust, Series 2023-SFR1, Class E1, 4.75%, 12/17/40(1)	2,000	1,836,434
Total Asset-Backed Securities (identified cost $14,071,066)		$ 14,755,572

Collateralized Mortgage Obligations — 68.4%
Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	$1,286	$ 1,235,036
CFMT LLC, Series 2023-HB11, Class M2, 4.00%, 2/25/37(1)(2)	2,000	1,902,360
Champs Trust:
Series 2024-1, Class A, 8.791%, 7/25/59(1)(2)	3,344	3,475,185
Series 2024-2, Class A, 8.79%, 11/25/59(1)(2)	2,722	2,837,592
Series 2024-3, Class A, 10.262%, 1/25/60(1)(2)	1,476	1,530,782
CHNGE Mortgage Trust:
Series 2023-1, Class A1, 7.065%, 3/25/58(1)(2)	521	526,548
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(4)	1,852	1,880,999
Deephaven Residential Mortgage Trust, Series 2020-2, Class B2, 5.976%, 5/25/65(1)(2)	500	503,989
FARM Mortgage Trust, Series 2023-1, Class B, 3.039%, 3/25/52(1)(2)	2,997	2,230,259
Federal Home Loan Mortgage Corp.:
Series 1822, Class Z, 6.90%, 3/15/26	15	14,720
Series 1829, Class ZB, 6.50%, 3/15/26	0(5)	202
Series 1896, Class Z, 6.00%, 9/15/26	3	2,562
Series 2075, Class PH, 6.50%, 8/15/28	11	11,577
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 2091, Class ZC, 6.00%, 11/15/28	$33	$ 33,203
Series 2102, Class Z, 6.00%, 12/15/28	9	8,970
Series 2115, Class K, 6.00%, 1/15/29	44	44,364
Series 2142, Class Z, 6.50%, 4/15/29	24	24,064
Series 4107, Class SA, 0.00%, (2.506% - 30-day SOFR Average x 0.571, Floor 0.00%), 9/15/42(6)	419	275,665
Series 4107, Class SB, 0.00%, (2.506% - 30-day SOFR Average x 0.571, Floor 0.00%), 9/15/42(6)	208	137,041
Series 4107, Class SC, 0.00%, (2.506% - 30-day SOFR Average x 0.571, Floor 0.00%), 9/15/42(6)	500	328,624
Series 4107, Class SD, 0.00%, (2.506% - 30-day SOFR Average x 0.571, Floor 0.00%), 9/15/42(6)	373	192,347
Series 4204, Class AF, 5.00%, (30-day SOFR Average + 1.114%, Cap 5.00%), 5/15/43(3)	540	463,716
Series 4259, Class UE, 2.50%, 5/15/43	224	204,911
Series 4623, Class SK, 0.25%, (3.49% - 30-day SOFR Average x 0.714), 10/15/46(6)	259	138,751
Series 4938, Class KZ, 2.50%, 12/25/49	671	374,167
Series 5009, Class ZN, 3.50%, 7/25/50	902	579,278
Series 5028, Class AZ, 2.00%, 10/25/50	225	94,641
Series 5031, Class Z, 2.50%, 10/25/50	1	272
Series 5035, Class ZT, 2.00%, 10/25/50	792	366,613
Series 5039, Class ZJ, 2.00%, 11/25/50	103	43,218
Series 5042, Class PZ, 2.00%, 11/25/50	2,126	950,358
Series 5071, Class CS, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(6)	1,266	573,816
Series 5072, Class ZU, 2.50%, 2/25/51	350	181,178
Series 5093, Class Z, 3.00%, 1/25/51	0(5)	36
Series 5101, Class EZ, 2.00%, 3/25/51	561	240,571
Series 5104, Class WZ, 3.00%, 4/25/51	134	83,141
Series 5114, Class ZH, 3.00%, 5/25/51	59	31,852
Series 5123, Class JZ, 2.00%, 7/25/51	112	52,100
Series 5129, Class HZ, 1.25%, 4/25/50	170	66,452
Series 5129, Class TZ, 2.50%, 8/25/51	461	219,646
Series 5150, Class ZJ, 2.50%, 10/25/51	1,756	1,012,323
Series 5159, Class ZT, 3.00%, 11/25/51	793	505,229
Series 5168, Class MZ, 3.00%, 10/25/51	1,066	655,084
Series 5300, Class EY, 6.00%, 12/25/52	2,000	2,030,933
Series 5324, Class MZ, 6.00%, 7/25/53	3,656	3,666,190
Series 5327, Class B, 6.00%, 8/25/53(7)	2,350	2,384,582
Series 5381, Class Z, 5.50%, 2/25/54	4,226	3,808,202
Series 5391, Class EZ, 5.50%, 3/25/54	4,206	4,006,618
Series 5453, Class DZ, 5.50%, 9/25/54	4,093	3,835,298
Series 5478, Class SG, 5.938%, (15.51% - 30-day SOFR Average x 2.20), 12/25/54(6)	1,989	1,954,754
Series 5508, Class SC, 7.945%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(6)	4,000	4,237,712

Eaton Vance
Government Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only:(8)
Series 362, Class C12, 4.00%, 12/15/47	$1,909	$ 400,606
Series 4749, Class IL, 4.00%, 12/15/47	678	144,722
Series 4756, Class KI, 4.00%, 1/15/48	752	156,921
Series 4768, Class IO, 4.00%, 3/15/48	538	114,737
Series 4772, Class PI, 4.00%, 1/15/48	797	170,102
Series 4966, Class SY, 1.585%, (5.936% - 30-day SOFR Average), 4/25/50(6)	1,930	231,006
Series 5008, Class IE, 2.00%, 9/25/50	4,128	526,484
Series 5010, Class I, 2.00%, 9/25/50	3,099	397,982
Series 5010, Class IN, 2.00%, 9/25/50	2,201	280,798
Series 5010, Class NI, 2.00%, 9/25/50	2,587	332,590
Series 5016, Class UI, 2.00%, 9/25/50	2,513	320,441
Series 5017, Class DI, 2.00%, 9/25/50	4,397	560,771
Series 5024, Class CI, 2.00%, 10/25/50	4,764	610,189
Series 5025, Class GI, 2.00%, 10/25/50	1,057	136,842
Series 5028, Class TI, 2.00%, 10/25/50	1,325	130,395
Series 5038, Class DI, 2.00%, 11/25/50	6,746	861,465
Series 5051, Class S, 0.00%, (3.60% - 30-day SOFR Average, Floor 0.00%), 12/25/50(6)	4,023	104,673
Series 5070, Class CI, 2.00%, 2/25/51	7,557	1,017,760
Principal Only:(9)
Series 246, Class PO, 0.00%, 5/15/37	1,044	836,718
Series 3435, Class PO, 0.00%, 4/15/38	998	793,330
Series 4239, Class OU, 0.00%, 7/15/43	319	172,452
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2019-HQA3, Class B2, 11.966%, (30-day SOFR Average + 7.614%), 9/25/49(1)(3)	1,000	1,145,186
Federal National Mortgage Association:
Series 2000-49, Class A, 8.00%, 3/18/27	4	4,132
Series 2001-81, Class HE, 6.50%, 1/25/32	130	133,402
Series 2012-133, Class WS, 0.00%, (3.696% - 30-day SOFR Average x 0.833, Floor 0.00%), 12/25/42(6)	305	179,462
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,321	937,331
Series 2013-6, Class TY, 1.50%, 2/25/43	795	519,541
Series 2013-58, Class SC, 0.00%, (5.828% - 30-day SOFR Average x 1.50, Floor 0.00%), 6/25/43(6)	323	224,184
Series 2020-63, Class ZN, 3.00%, 9/25/50	98	53,506
Series 2021-3, Class ZH, 2.50%, 2/25/51	195	97,200
Series 2021-42, Class ZD, 3.00%, 11/25/50	722	440,118
Series 2023-12, Class LW, 6.00%, 4/25/53	2,000	2,029,407
Series 2023-13, Class LY, 6.00%, 4/25/53	2,000	2,027,759
Series 2023-14, Class EL, 6.00%, 4/25/53(7)	7,000	7,028,566
Series 2024-105, Class KT, 0.125%, 1/25/55	3,962	3,175,114
Series 2025-12, Class FM, (30-day SOFR Average + 4.00%), 3/25/55(10)	1,000	997,334
Security	Principal Amount (000's omitted)	Value
Interest Only:(8)
Series 2017-66, Class TI, 0.05%, (5.936% - 30-day SOFR Average, Cap 0.05%), 10/25/42(6)	$10,305	$ 28,931
Series 2018-21, Class IO, 3.00%, 4/25/48	2,143	357,831
Series 2019-1, Class SA, 0.935%, (5.286% - 30-day SOFR Average), 2/25/49(6)	1,081	49,801
Series 2020-23, Class SP, 1.585%, (5.936% - 30-day SOFR Average), 2/25/50(6)	1,896	228,645
Series 2020-45, Class HI, 2.50%, 7/25/50	2,921	439,919
Series 2020-45, Class IJ, 2.50%, 7/25/50	4,612	686,396
Series 2020-73, Class NI, 2.00%, 10/25/50	668	86,125
Series 2021-3, Class KI, 2.50%, 2/25/51	6,210	950,738
Series 2021-3, Class LI, 2.50%, 2/25/51	6,118	926,051
Series 2021-4, Class AI, 2.00%, 12/25/49	8,638	1,046,028
Series 2021-10, Class EI, 2.00%, 3/25/51	3,518	485,612
Principal Only:(9)
Series 379, Class 1, 0.00%, 5/25/37	670	531,821
Series 2014-9, Class DO, 0.00%, 2/25/43	472	359,943
Series 2014-17, Class PO, 0.00%, 4/25/44	990	698,544
Series 2023-55, Class OE, 0.00%, 11/25/53	4,775	3,771,641
Government National Mortgage Association:
Series 2016-168, Class JS, 0.00%, (4.336% - 1 mo. SOFR x 1.116, Floor 0.00%), 11/20/46(6)	32	18,668
Series 2017-137, Class AF, 4.913%, (1 mo. SOFR + 0.614%), 9/20/47(3)	805	778,082
Series 2020-84, Class BZ, 2.50%, 6/20/50	703	356,911
Series 2021-1, Class ZD, 3.00%, 1/20/51	140	82,098
Series 2021-24, Class EZ, 2.50%, 1/20/51	403	206,382
Series 2021-24, Class KZ, 2.50%, 2/20/51	406	240,687
Series 2021-25, Class JZ, 2.50%, 2/20/51	230	109,143
Series 2021-49, Class VZ, 2.50%, 3/20/51	2	1,072
Series 2021-77, Class ZG, 3.00%, 7/20/50	49	27,112
Series 2021-105, Class MZ, 3.00%, 6/20/51	480	283,554
Series 2021-114, Class JZ, 3.00%, 6/20/51	190	106,901
Series 2021-118, Class EZ, 2.50%, 7/20/51	1,204	713,503
Series 2021-121, Class ZE, 2.50%, 7/20/51	38	17,421
Series 2021-131, Class ZN, 3.00%, 7/20/51	313	193,029
Series 2021-136, Class Z, 2.50%, 8/20/51	1,975	1,142,749
Series 2021-137, Class GZ, 2.50%, 8/20/51	2,148	1,212,010
Series 2021-139, Class ZJ, 2.50%, 8/20/51	1,759	964,604
Series 2021-154, Class ZC, 2.50%, 9/20/51	915	533,547
Series 2021-156, Class GZ, 3.00%, 9/20/51	1,737	1,107,778
Series 2021-159, Class ZP, 2.00%, 9/20/51	1,190	624,187
Series 2021-177, Class JZ, 3.00%, 10/20/51	515	321,570
Series 2021-214, Class LZ, 3.00%, 12/20/51	1,097	691,191
Series 2022-173, Class S, 6.699%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(6)	1,322	1,373,809
Series 2022-189, Class US, 6.699%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(6)	1,566	1,633,555

Eaton Vance
Government Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2022-195, Class AS, 6.945%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(6)	$882	$ 945,409
Series 2022-197, Class SW, 5.825%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(6)	1,342	1,310,110
Series 2023-53, Class AL, 5.50%, 4/20/53(7)	4,000	3,963,486
Series 2023-53, Class SE, 6.515%, (22.55% - 30-day SOFR Average x 3.667), 4/20/53(6)	2,093	2,151,877
Series 2023-63, Class LB, 6.00%, 5/20/53(7)	3,000	3,057,702
Series 2023-63, Class S, 6.515%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	1,432	1,468,216
Series 2023-64, Class LB, 6.00%, 5/20/53	1,224	1,247,366
Series 2023-65, Class G, 6.515%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	1,715	1,794,736
Series 2023-65, Class SB, 6.515%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	1,575	1,620,330
Series 2023-66, Class S, 6.515%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	720	738,339
Series 2023-82, Class AL, 6.00%, 6/20/53(7)	6,000	6,114,943
Series 2023-84, Class MW, 6.00%, 6/20/53(7)	3,500	3,567,122
Series 2023-84, Class SN, 6.338%, (22.387% - 30-day SOFR Average x 3.67), 6/20/53(6)	1,442	1,471,923
Series 2023-96, Class BL, 6.00%, 7/20/53(7)	2,500	2,499,879
Series 2023-96, Class DB, 6.00%, 7/20/53(7)	2,500	2,548,234
Series 2023-97, Class CB, 6.00%, 7/20/53(7)	3,000	3,005,582
Series 2023-98, Class BW, 6.00%, 7/20/53	1,500	1,529,048
Series 2023-98, Class JB, 6.00%, 7/20/53(7)	3,000	3,058,245
Series 2023-99, Class AL, 6.00%, 7/20/53(7)	4,000	4,077,248
Series 2023-117, Class JB, 6.00%, 8/20/53	2,000	1,979,703
Series 2023-150, Class AS, 10.691%, (27.528% - 30-day SOFR Average x 3.85), 10/20/53(6)	1,566	1,737,532
Series 2023-164, Class EL, 6.00%, 11/20/53(7)	5,000	5,080,872
Series 2023-164, Class LD, 6.50%, 11/20/53(7)	4,778	4,918,110
Series 2023-165, Class DY, 6.00%, 11/20/53(7)	10,000	10,184,384
Series 2023-165, Class EY, 6.50%, 11/20/53(7)	19,000	19,649,114
Series 2023-173, Class AX, 6.00%, 11/20/53(7)	5,000	5,080,864
Series 2023-182, Class EL, 6.00%, 12/20/53(7)	2,500	2,540,697
Series 2024-148, Class LZ, 5.50%, 9/20/54	2,037	1,927,583
Series 2024-188, Class CZ, 6.50%, 9/20/54	1,861	1,859,925
Interest Only:(8)
Series 2013-66, Class IE, 0.05%, (6.636% - 1 mo. SOFR x 1.00, Cap 0.05%), 7/20/42(6)	5,666	11,462
Series 2014-94, Class IC, 0.10%, (6.286% - 1 mo. SOFR x 1.00, Cap 0.10%), 9/20/35(6)	7,886	28,912
Series 2014-100, Class VI, 0.15%, (6.486% - 1 mo. SOFR x 1.00, Cap 0.15%), 5/20/40(6)	3,400	15,192
Series 2014-139, Class BI, 0.25%, (6.536% - 1 mo. SOFR x 1.00, Cap 0.25%), 11/20/37(6)	3,011	19,123
Series 2018-127, Class SG, 1.837%, (6.136% - 1 mo. SOFR), 9/20/48(6)	2,551	257,465
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2019-27, Class SA, 1.637%, (5.936% - 1 mo. SOFR), 2/20/49(6)	$1,820	$ 184,711
Series 2019-38, Class SQ, 1.637%, (5.936% - 1 mo. SOFR), 3/20/49(6)	2,287	209,264
Series 2019-43, Class BS, 1.637%, (5.936% - 1 mo. SOFR), 4/20/49(6)	2,991	304,540
Series 2020-32, Class KI, 3.50%, 3/20/50	3,145	511,157
Series 2020-65, Class MI, 2.50%, 12/20/49	2,482	320,317
Series 2020-97, Class MI, 2.50%, 3/20/50	1,635	224,710
Series 2020-146, Class IQ, 2.00%, 10/20/50	9,499	1,179,668
Series 2020-146, Class QI, 2.00%, 10/20/50	5,060	622,551
Series 2020-149, Class NI, 2.50%, 10/20/50	9,891	1,330,223
Series 2020-165, Class UI, 2.00%, 11/20/50	4,146	474,862
Series 2020-167, Class KI, 2.00%, 11/20/50	6,467	801,053
Series 2020-167, Class YI, 2.00%, 11/20/50	5,266	646,716
Series 2020-173, Class DI, 2.00%, 11/20/50	7,836	940,348
Series 2020-181, Class TI, 2.00%, 12/20/50	13,389	1,539,143
Series 2021-23, Class TI, 2.50%, 2/20/51	6,331	890,692
Series 2021-56, Class SD, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 9/20/50(6)	4,004	36,466
Series 2021-114, Class MI, 3.00%, 6/20/51	4,380	741,949
Series 2021-122, Class NI, 3.00%, 7/20/51	3,012	512,695
Series 2021-125, Class SA, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 7/20/51(6)	3,661	78,685
Series 2021-131, Class QI, 3.00%, 7/20/51	5,667	784,210
Series 2021-140, Class YS, 0.00%, (1.586% - 1 mo. SOFR, Floor 0.00%), 8/20/51(6)	3,083	15,808
Series 2021-175, Class AS, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(6)	15,867	85,851
Series 2021-175, Class SB, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(6)	8,017	43,103
Series 2021-193, Class IU, 3.00%, 11/20/49	12,208	1,779,529
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day SOFR Average, Floor 0.00%), 11/20/51(6)	7,584	59,237
Series 2021-196, Class GI, 3.00%, 11/20/51	5,726	954,753
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	40,485	240,761
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	12,073	149,115
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 6/20/52(6)	16,612	130,296
Series 2023-13, Class SA, 1.027%, (5.40% - 30-day SOFR Average), 1/20/53(6)	4,156	145,647
Series 2023-19, Class SD, 1.927%, (6.30% - 30-day SOFR Average), 2/20/53(6)	3,352	210,282
Series 2023-20, Class HS, 1.927%, (6.30% - 30-day SOFR Average), 2/20/53(6)	3,541	220,943
Series 2023-22, Class ES, 1.927%, (6.30% - 30-day SOFR Average), 2/20/53(6)	5,352	333,869
Series 2023-22, Class SA, 1.327%, (5.70% - 30-day SOFR Average), 2/20/53(6)	2,602	107,417

Eaton Vance
Government Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2023-24, Class SB, 0.777%, (5.15% - 30-day SOFR Average), 2/20/53(6)	$10,703	$ 376,684
Series 2023-24, Class SG, 1.927%, (6.30% - 30-day SOFR Average), 2/20/53(6)	5,352	333,869
Series 2023-32, Class SA, 1.927%, (6.30% - 30-day SOFR Average), 2/20/53(6)	10,034	626,005
Series 2023-38, Class LS, 1.927%, (6.30% - 30-day SOFR Average), 3/20/53(6)	3,347	207,147
Series 2023-47, Class HS, 1.927%, (6.30% - 30-day SOFR Average), 3/20/53(6)	1,104	68,359
Series 2023-47, Class SC, 1.877%, (6.25% - 30-day SOFR Average), 3/20/53(6)	1,675	101,931
Series 2023-89, Class SE, 1.677%, (6.05% - 30-day SOFR Average), 6/20/53(6)	26,289	1,462,285
Series 2024-64, Class EI, 6.50%, 4/20/64	5,069	732,421
JPM Lending Facility, 11.309%, (SOFR + 7.00%), 7/15/29(3)	2,888	2,901,057
LHOME Mortgage Trust, Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(4)	1,050	1,061,680
MFRA Trust, Series 2023-NQM1, Class A2, 5.75% to 1/25/26, 11/25/67(1)(4)	478	479,716
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(4)	2,000	2,025,188
PNMAC GMSR Issuer Trust, Series 2022-GT1, Class A, 8.601%, (30-day SOFR Average + 4.25%), 5/25/27(1)(3)	500	507,105
Radnor RE Ltd., Series 2022-1, Class M1A, 8.101%, (30-day SOFR Average + 3.75%), 9/25/32(1)(3)	592	595,199
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(1)(2)	8,105	7,644,728
Total Collateralized Mortgage Obligations (identified cost $255,981,094)		$ 238,033,224

Government National Mortgage Association Participation Agreements — 4.1%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association Participation Agreements, 6.309%, 1/1/59(11)	$14,284	$ 14,366,308
Total Government National Mortgage Association Participation Agreements (identified cost $14,284,273)		$ 14,366,308

U.S. Department of Agriculture Loans — 7.7%
Security	Principal Amount (000's omitted)	Value
USDA Guaranteed Loans:
7.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(3)	$11,098	$ 11,098,286
7.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(3)	4,136	4,135,993
7.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(3)	11,456	11,456,161
Total U.S. Department of Agriculture Loans (identified cost $26,690,413)		$ 26,690,440

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.7%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(8) Series 2021-SB91, Class X1, 0.565%, 8/25/41(2)	$4,476	$ 120,664
Government National Mortgage Association:
Interest Only:(8)
Series 2021-101, Class IO, 0.676%, 4/16/63(2)	8,699	448,349
Series 2021-132, Class IO, 0.72%, 4/16/63(2)	8,457	454,981
Series 2021-144, Class IO, 0.823%, 4/16/63(2)	8,250	500,534
Series 2021-186, Class IO, 0.764%, 5/16/63(2)	9,277	531,165
Series 2022-3, Class IO, 0.64%, 2/16/61(2)	9,438	463,824
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $3,093,114)		$ 2,519,517

U.S. Government Agency Mortgage-Backed Securities — 65.3%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.292%, (COF + 1.254%), with maturity at 2034(12)	$43	$ 42,059
4.462%, (COF + 1.253%), with maturity at 2035(12)	111	107,587
4.50%, with maturity at 2035	462	449,765
5.00%, with maturity at 2052(7)	4,793	4,592,119
5.50%, with various maturities to 2052	1,525	1,514,358
5.50%, with maturity at 2053(7)	1,666	1,657,623
6.00%, with various maturities to 2053	3,547	3,592,542
6.00%, with maturity at 2052(7)	841	854,799
6.50%, with various maturities to 2053	1,198	1,241,560
6.717%, (1 yr. CMT + 2.249%), with maturity at 2038(12)	282	286,224
6.81%, (1 yr. CMT + 2.238%), with maturity at 2036(12)	324	329,187

Eaton Vance
Government Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
9.00%, with various maturities to 2027	$0(5)	$ 140
Federal National Mortgage Association:
4.24%, (COF + 1.25%), with maturity at 2026(12)	36	35,594
4.244%, (COF + 1.254%), with maturity at 2034(12)	128	124,153
4.262%, (COF + 1.254%), with maturity at 2035(12)	28	27,640
4.359%, (COF + 1.254%), with maturity at 2034(12)	17	16,904
4.378%, (COF + 1.273%), with maturity at 2033(12)	148	144,729
4.381%, (COF + 1.29%), with maturity at 2035(12)	53	51,948
4.404%, (COF + 1.299%), with maturity at 2033(12)	86	84,205
4.518%, (COF + 1.26%), with maturity at 2036(12)	74	71,987
4.591%, (COF + 1.318%), with maturity at 2036(12)	130	126,170
4.699%, (COF + 1.259%), with maturity at 2036(12)	18	17,435
4.913%, (COF + 1.859%), with maturity at 2034(12)	87	85,582
5.00%, with maturity at 2027	15	15,430
5.037%, (COF + 1.741%), with maturity at 2035(12)	308	303,349
5.28%, (COF + 1.814%), with maturity at 2036(12)	1,327	1,305,241
5.50%, with various maturities to 2052	3,929	3,913,038
5.545%, (COF + 2.295%), with maturity at 2027(12)	16	15,871
5.853%, (1yr. MTA + 1.167%), with maturity at 2044(12)	140	139,723
6.00%, with various maturities to 2053(7)	4,991	5,068,476
6.00%, with various maturities to 2053	2,170	2,194,388
6.50%, with various maturities to 2053	5,380	5,557,117
6.846%, (1 yr. CMT + 2.088%), with maturity at 2040(12)	139	140,557
8.136%, with maturity at 2030	0(5)	185
8.50%, with maturity at 2037	30	31,487
9.00%, with maturity at 2025	1	1,288
9.50%, with various maturities to 2030	0(5)	156
Government National Mortgage Association:
3.50%, with maturity at 2050	441	393,754
4.00%, with various maturities to 2049	1,125	1,041,216
4.50%, with various maturities to 2049	343	326,378
4.75%, (1 yr. CMT + 1.50%), with maturity at 2027(12)	23	23,296
5.00%, (1 yr. CMT + 1.50%), with maturity at 2026(12)	16	15,722
5.00%, with various maturities to 2052	895	874,792
5.00%, with various maturities to 2052(7)	8,079	7,896,954
5.50%, with various maturities to 2063	26,659	26,630,254
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
5.50%, with various maturities to 2062(7)	$10,153	$ 10,167,198
6.00%, with various maturities to 2063	39,660	40,410,652
6.00%, with various maturities to 2053(7)	11,863	12,113,685
6.50%, with various maturities to 2063(7)	12,114	12,462,550
6.50%, with various maturities to 2063	18,757	19,396,385
7.00%, with various maturities to 2062	15,180	15,642,866
7.00%, with various maturities to 2053(7)	4,135	4,320,527
7.50%, with various maturities to 2054	1,139	1,172,972
9.50%, with maturity at 2025	0(5)	156
Uniform Mortgage-Backed Security, 6.00%, 30-Year, TBA(13)	40,000	40,287,498
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $228,162,818)		$ 227,317,471

U.S. Government Guaranteed Small Business Administration Loans — 0.2%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust:
Interest Only:(14)(15)
Series 2018-4, Class A, 1.897%, 2/25/44(1)	$13,791	$ 513,935
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $4,003,641)		$ 513,935

Short-Term Investments — 2.0%
Affiliated Fund — 1.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.31%(16)	6,380,675	$ 6,380,675
Total Affiliated Fund (identified cost $6,380,675)		$ 6,380,675

Eaton Vance
Government Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 4/1/25	$773	$ 767,834
Total U.S. Treasury Obligations (identified cost $767,564)		$ 767,834
Total Short-Term Investments (identified cost $7,148,239)		$ 7,148,509
Total Investments — 152.6% (identified cost $553,434,658)		$ 531,344,976

TBA Sale Commitments — (16.0)%
U.S. Government Agency Mortgage-Backed Securities — (16.0)%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association, 5.00%, 30-Year, TBA(13)	$ (16,000)	$ (15,553,454)
Uniform Mortgage-Backed Security, 6.00%, 30-Year, TBA(13)	(40,000)	(40,287,498)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $55,726,250)		$ (55,840,952)
Total TBA Sale Commitments (proceeds $55,726,250)		$ (55,840,952)
Other Assets, Less Liabilities — (36.6)%		$(127,399,689)
Net Assets — 100.0%		$ 348,104,335
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2025, the aggregate value of these securities is $41,485,047 or 11.9% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2025.
(3)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2025.
(4)	Step coupon security. Interest rate represents the rate in effect at January 31, 2025.
(5)	Principal amount is less than $500.
(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2025.
(7)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(8)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(9)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(10)	When-issued, variable rate security whose interest rate will be determined after January 31, 2025.
(11)	Represents a participation interest, through a participation agreement with a financial institution, in mortgage loans guaranteed by Government National Mortgage Association.
(12)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2025.
(13)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(14)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(15)	The stated interest rate represents the weighted average fixed interest rate at January 31, 2025, of all interest only securities comprising the trust.
(16)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2025.

Eaton Vance
Government Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	501	Long	3/31/25	$103,018,125	$ (19,591)
U.S. 5-Year Treasury Note	2,834	Long	3/31/25	301,511,031	(1,856,734)
U.S. Long Treasury Bond	(548)	Short	3/20/25	(62,420,625)	2,073,815
U.S. Ultra-Long Treasury Bond	(64)	Short	3/20/25	(7,582,000)	419,499
					$616,989
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	16,000	Receives	SOFR (pays annually)	1.92% (pays annually)	4/8/52	$6,012,234	$ —	$6,012,234
Total						$6,012,234	$ —	$6,012,234
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Single Family Rental	Goldman Sachs International	$1,050	7.85% (pays annually)(1)	8.22%	3/18/28	$2,611	$2,610	$5,221
Total		$1,050				$2,611	$2,610	$5,221
*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2025, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $1,050,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Eaton Vance
Government Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
MTA	– Monthly Treasury Average
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
USD	– United States Dollar
At January 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Interest Rate Risk: Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts and interest rate swaps and swaptions to enhance total return, to change the overall duration of the Fund and/or to hedge against fluctuations in securities prices due to changes in interest rates.
Credit Risk: The  Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.
Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of January 31, 2025 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
Bank of Montreal	1/3/25	On Demand(1)	4.55%	$4,136,388	$4,149,980
Bank of Montreal	1/3/25	On Demand(1)	4.60	6,654,655	6,676,763
MUFG Securities Americas, Inc.	1/3/25	On Demand(1)	4.60	3,740,831	3,753,394
MUFG Securities Americas, Inc.	1/3/25	On Demand(1)	4.65	49,316,128	49,481,748
TD Securities (USA) LLC	12/26/24	On Demand(1)	4.55	32,581,604	32,684,554
TD Securities (USA) LLC	12/26/24	On Demand(1)	4.60	2,287,478	2,294,785
TD Securities (USA) LLC	1/6/25	On Demand(1)	4.55	22,242,413	22,312,693
TD Securities (USA) LLC	1/6/25	On Demand(1)	4.60	26,285,025	26,368,991
Total				$147,244,522	$147,722,908
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At January 31, 2025, the remaining contractual maturity of all open reverse repurchase agreements was overnight and continuous. At January 31, 2025, the underlying collateral for all open reverse repurchase agreements was comprised of U.S. Government Agency Mortgage-Backed Securities and Collateralized Mortgage Obligations having an aggregate market value of $149,470,025.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2025. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2025.

Eaton Vance
Government Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At January 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $6,380,675, which represents 1.8% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,509,560	$50,916,848	$(48,045,733)	$ —	$ —	$6,380,675	$28,142	6,380,675
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 14,755,572	$ —	$ 14,755,572
Collateralized Mortgage Obligations	—	238,033,224	—	238,033,224
Government National Mortgage Association Participation Agreements	—	14,366,308	—	14,366,308
U.S. Department of Agriculture Loans	—	26,690,440	—	26,690,440
U.S. Government Agency Commercial Mortgage-Backed Securities	—	2,519,517	—	2,519,517
U.S. Government Agency Mortgage-Backed Securities	—	227,317,471	—	227,317,471
U.S. Government Guaranteed Small Business Administration Loans	—	513,935	—	513,935
Short-Term Investments:
Affiliated Fund	6,380,675	—	—	6,380,675
U.S. Treasury Obligations	—	767,834	—	767,834
Total Investments	$ 6,380,675	$524,964,301	$ —	$531,344,976
Futures Contracts	$ 2,493,314	$ —	$ —	$ 2,493,314
Swap Contracts	—	6,014,845	—	6,014,845
Total	$ 8,873,989	$530,979,146	$ —	$539,853,135
Liability Description
TBA Sale Commitments	$ —	$(55,840,952)	$ —	$(55,840,952)

Eaton Vance
Government Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Futures Contracts	$(1,876,325)	$ —	$ —	$ (1,876,325)
Total	$(1,876,325)	$(55,840,952)	$ —	$(57,717,277)
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.